Business Combination (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended	12 Months Ended
	Dec. 10, 2021	May 08, 2020	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Combination [Line Items]
Shares aquired (in Shares)	5,000,000
Common stock, par value (in Dollars per share)			$ 0.00001	$ 0.00001	$ 0.00001
Cash payable			$ 4,500	$ 4,500
Stock amount			$ 700	$ 700
Shares of unvested (in Shares)			8,372	83,718
Earnout payment			$ 2,500	$ 2,500
Principal amount			$ 2,209	$ 2,209
Maturity date			Apr. 30, 2022	Mar. 31, 2022
Goodwill			$ 1,289	$ 1,289
Year 1 Equity Earnout [Member]
Business Combination [Line Items]
Cash payable			1,000	1,000
Weighted average price			250	250
Year 2 Equity Earnout [Member]
Business Combination [Line Items]
Cash payable			1,000	1,000
Weighted average price			$ 250	$ 250
Class B Common Stock [Member]
Business Combination [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.00001	$ 0.0001
Share Purchase Agreement [Member]
Business Combination [Line Items]
Shares of unvested (in Shares)			20,930	209,295
Cornerstone Advisory Services L L C [Member]
Business Combination [Line Items]
Percentage of equity		100.00%
Cornerstone Advisory Services L L C [Member] | Equity Purchase Agreement [Member]
Business Combination [Line Items]
Total consideration		$ 7,000
Total purchase price		7,000
Net working capital		4,700
Intangibles		$ 2,300
Mr. Deokule [Member]
Business Combination [Line Items]
Weighted average price			$ 700
Mr. Deokule [Member]
Business Combination [Line Items]
Weighted average price				$ 700
Devcool Inc [Member]
Business Combination [Line Items]
Purchase price			$ 7,773	$ 7,773